November 1, 2022

VIA EDGAR Transmission

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:	GraniteShares ETF Trust
File Nos. 333-214796 and 811-23214

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification, on behalf of the Funds, that the Prospectus and the Statement of Additional Information for the Funds do not differ from those contained in Post-Effective Amendment No. 34 (the “Amendment”) to the Funds’ Registration Statement on Form N-1A. The Amendment was filed electronically on October 28, 2022 (Accession #0001493152-22-029778).

If you have any questions, concerning this filing, you may contact me at (614) 469-3353.

Sincerely,

/s/ Andrew Davalla
Andrew Davalla
Thompson Hine, LLP

cc:	William Rhind
Benoit Autier